Property, leasehold improvements and equipment - Roll-forward - Cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		$ 2,601,397	$ 2,444,205
Property, plant and equipment at end of period	$ 135,845	2,670,262	2,601,397	$ 2,444,205
Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		3,040,539	2,811,990	2,670,958
Acquisitions		167,262	235,091	153,118
Disposals		(987)	(4,843)	(12,086)
Other		(1,567)	(1,699)
Property, plant and equipment at end of period		3,205,247	3,040,539	2,811,990
Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(439,142)	(367,785)	(299,983)
Disposals		800	4,579	3,038
Other		1,112	1,779
Depreciation		(97,755)	(77,715)	(70,840)
Property, plant and equipment at end of period		(534,985)	(439,142)	(367,785)
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,709,508	1,707,236
Property, plant and equipment at end of period		1,709,508	1,709,508	1,707,236
Land | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,709,508	1,707,236	1,715,636
Acquisitions			2,272
Disposals				(8,400)
Property, plant and equipment at end of period		1,709,508	1,709,508	1,707,236
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		660,589	456,505
Property, plant and equipment at end of period		783,221	660,589	456,505
Leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		825,481	586,016	526,393
Acquisitions		53,347	107,735	12,963
Transfers		(120,970)	(131,730)	46,660
Property, plant and equipment at end of period		999,798	825,481	586,016
Leasehold improvements | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(164,892)	(129,511)	(101,882)
Other			(39)
Depreciation		(51,685)	(35,342)	(27,629)
Property, plant and equipment at end of period		(216,577)	(164,892)	(129,511)
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		116,117	130,349
Property, plant and equipment at end of period		99,194	116,117	130,349
Machinery and equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		201,114	196,861	194,638
Acquisitions		2,293	4,502	2,223
Disposals		(321)	(249)
Other		(127)
Property, plant and equipment at end of period		202,959	201,114	196,861
Machinery and equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(84,997)	(66,512)	(48,012)
Disposals		134
Other			189
Depreciation		(18,902)	(18,674)	(18,500)
Property, plant and equipment at end of period		(103,765)	(84,997)	(66,512)
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		47,113	50,835
Property, plant and equipment at end of period		42,674	47,113	50,835
Furniture and office equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		153,355	147,145	144,983
Acquisitions		5,444	6,393	2,787
Disposals				(625)
Other		(687)	(183)
Property, plant and equipment at end of period		158,112	153,355	147,145
Furniture and office equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(106,242)	(96,310)	(83,783)
Other		687	180
Depreciation		(9,883)	(10,112)	(12,527)
Property, plant and equipment at end of period		(115,438)	(106,242)	(96,310)
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		36,246	9,042
Property, plant and equipment at end of period		25,326	36,246	9,042
Transportation equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		61,043	32,318	29,121
Acquisitions		1,038	34,531	6,227
Disposals			(4,532)	(3,030)
Other		(351)	(1,274)
Property, plant and equipment at end of period		61,730	61,043	32,318
Transportation equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(24,797)	(23,276)	(20,573)
Disposals			4,532	3,007
Other		23	1,211
Depreciation		(11,630)	(7,264)	(5,710)
Property, plant and equipment at end of period		(36,404)	(24,797)	(23,276)
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		9,483	12,020
Property, plant and equipment at end of period		4,930	9,483	12,020
Computer equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		67,697	64,196	60,187
Acquisitions		1,102	3,805	4,040
Disposals		(666)	(62)	(31)
Other		(402)	(242)
Property, plant and equipment at end of period		67,731	67,697	64,196
Computer equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(58,214)	(52,176)	(45,733)
Disposals		666	47	31
Other		402	238
Depreciation		(5,655)	(6,323)	(6,474)
Property, plant and equipment at end of period		(62,801)	(58,214)	(52,176)
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		22,341	78,218
Property, plant and equipment at end of period		5,409	22,341	78,218
Construction in progress for leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		22,341	78,218
Acquisitions		104,038	75,853	124,878
Transfers		120,970	131,730	(46,660)
Property, plant and equipment at end of period		$ 5,409	$ 22,341	$ 78,218